Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss ( Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Salary and benefits	$ 1,995	$ 1,691	$ 2,003
Subcontractors	8,182	8,138	7,904
Cost of revenues from development services	$ 10,177	$ 9,829	$ 9,907